Summary of Significant Accounting Policies - Consolidated financial statement balances and amounts of the Group's VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 4,119,090	$ 2,436,369	$ 9,724,925
Restricted cash	40,200	40,202
Accounts receivable, net	2,860,537	2,334,607	4,949,244
Prepaid expense and other assets	1,449,369	3,384,207
Long-term investments	253,443	258,038
Property and equipment, net	50,152	90,501
Operating lease right-of-use assets	176,718	472,053
Other non-current assets	35,534	199,824
TOTAL ASSETS	8,985,043	9,281,500
LIABILITIES
Accounts payable	3,460,424	4,425,136
Accrued salary and benefits	776,118	1,142,038
Accrued expenses and other current liabilities	1,196,334	2,199,751
Deferred revenue	1,002,579	643,997
Operating lease liabilities, current	162,589	315,953
Operating lease liabilities, non-current		165,015
TOTAL LIABILITIES	9,102,078	9,671,155
Net revenues	30,318,816	31,976,268	83,926,614
Loss from operations	153,341	(2,535,832)	1,487,728
Net Income (Loss)	63,569	(2,595,941)	515,014
Net cash (used in) provided by operating activities	(286,786)	(6,560,679)	1,301,198
Net cash provided by (used in) investing activities	80,885	960,056	521,859
Net cash provided by (used in) financing activities	1,832,070	(1,957,236)	(11,616,017)
Assets held in VIEs that can be used only to settle obligations of VIEs	0
VIEs
ASSETS
Cash and cash equivalents	947,586	283,530
Restricted cash	200
Accounts receivable, net	63,482	221,848
Prepaid expense and other assets	1,001,666	1,730,359
Property and equipment, net		8,191
Operating lease right-of-use assets	49,446	132,080
Other non-current assets		98,551
TOTAL ASSETS	2,062,380	2,474,559
LIABILITIES
Accounts payable	769,037	1,582,409
Accrued salary and benefits	49,609	152,145
Accrued expenses and other current liabilities	416,983	767,641
Deferred revenue	9,013	48,636
Operating lease liabilities, current	45,492	88,403
Operating lease liabilities, non-current		46,171
TOTAL LIABILITIES	1,290,134	2,685,405
Net revenues	1,865,207	5,752,574	31,296,937
Loss from operations	417,363	93,144	17,304,119
Net Income (Loss)	417,850	59,026	17,177,101
Net cash (used in) provided by operating activities	(3,549,178)	(2,990,648)	(13,423,567)
Net cash provided by (used in) investing activities		273,659	43,397
Net cash provided by (used in) financing activities	$ 2,727,532	$ (1,948,205)	$ 6,436,801
Percentage of consolidated net revenues	6.00%	18.00%	39.00%
Percentage of consolidated total assets	23.00%	27.00%
Percentage of consolidated total liabilities	14.00%	28.00%